Investments in equity accounted associates - MX Capital Ltd - Additional Information (Details) - MX Capital Limited $ in Thousands	Jun. 30, 2022 USD ($)	Jan. 27, 2022 USD ($)	Feb. 04, 2022 USD ($)
Disclosure of associates [line items]
Percentage of shares acquired (in percent)		48.80%
Consideration	$ 1,586	$ 16,586
Further earnout payments		35,000
Fair value of sellers earn-outs		$ 11,502	$ 11,502
Put and call option to obtain full control (as a percent)		100
Fair value of symmetric option to obtain full control		$ 6,779
Further consideration		$ 100,000
Fair value of founders earn-outs			$ 4,692